Offerings	Oct. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-2A and Class A-2 Series 2026 B Asset-Backed Notes
Amount Registered	466,400,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 466,400,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 40,576.8
Offering Note
(1)
Estimated solely for the purpose of calculating the registration fee.
(2)
Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-3 Series 2026-B Asset-Backed Notes
Amount Registered	466,400,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 466,400,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 40,576.8
Offering Note
(1)
Estimated solely for the purpose of calculating the registration fee.
(2)
Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-4 Series 2026-B Asset-Backed Notes
Amount Registered	69,600,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 69,600,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,055.2
Offering Note
(1)
Estimated solely for the purpose of calculating the registration fee.
(2)
Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Asset-Backed Securities
Security Class Title	Exchange Note
Amount of Registration Fee	$ 0
Offering Note
(3)
The Exchange Note will be issued by Mercedes-Benz Vehicle Trust and is not offered under this prospectus or the registration statement. The Exchange Note will be backed by the Reference Pool of Leases and the related Leased Vehicles owned by Mercedes-Benz Vehicle Trust. On the Closing Date, the Exchange Note will be issued by Mercedes-Benz Vehicle Trust to MBFS USA, and, upon issuance, will be transferred by MBFS USA to the Depositor and by the Depositor to the Issuer which will pledge the Exchange Note to the Indenture Trustee as security for the Asset-Backed Notes.  Pursuant to Rule 457(t), no registration fee is paid in connection with the Exchange Note.